Consolidated Statements of Changes in Equity - USD ($)	Ordinary Share	Additional paid in capital	Accumulated deficit	Noncontrolling interests	Total
Balance at Jul. 31, 2022	$ 9,627	$ 29,496,350	$ (24,784,325)	$ (369,045)	$ 4,352,607
Balance (in Shares) at Jul. 31, 2022	534,859
Net loss for the year			(2,882,299)		(2,882,299)
Disposal of ATIF GP		(300,000)		369,045	69,045
Balance at Jul. 31, 2023	$ 9,627	29,196,350	(27,666,624)		1,539,353
Balance (in Shares) at Jul. 31, 2023	534,859
Issuance of ordinary shares	$ 1,906	2,341,886			2,343,792
Issuance of ordinary shares (in Shares)	105,862
Issuance of ordinary shares to settle payroll payable due to a management	$ 384	349,491			349,875
Issuance of ordinary shares to settle payroll payable due to a management (in Shares)	21,360
Waive of liabilities by a related party		712,258			712,258
Net loss for the year			(3,191,524)		(3,191,524)
Balance at Jul. 31, 2024	$ 11,917	32,599,985	(30,858,148)		1,753,754
Balance (in Shares) at Jul. 31, 2024	662,081
Issuance of ordinary shares	$ 10,835	7,437,934			7,448,769
Issuance of ordinary shares (in Shares)	601,983
Net loss for the year			(4,597,998)		(4,597,998)
Capital contribution		3,611,000			3,611,000
Issuance of warrants		1,447,950			1,447,950
Exercise of warrants	$ 888	(888)
Exercise of warrants (in Shares)	49,309
Balance at Jul. 31, 2025	$ 23,640	$ 45,095,981	$ (35,456,146)		$ 9,663,475
Balance (in Shares) at Jul. 31, 2025	1,313,373